Other Assets (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Amortization	$ 7,928	$ 1,487	$ 6,882